Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan International Hedged Equity Laddered Overlay ETF
(the “Fund”)
Supplement dated October 15, 2026
to the current Summary Prospectus and Prospectus, as supplemented
Effective immediately, the following will replace the seventh paragraph of the “What are the Fund’s main investment strategies?” section of the Summary Prospectus:
The Fund may invest in ETFs in order to gain exposure to particular asset classes. These other ETFs may be within the same group of investment companies (J.P. Morgan ETFs) or managed by unaffiliated investment advisers (unaffiliated ETFs). The other ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. The price movement of passively managed ETFs may not track the underlying index and may result in a loss. Actively managed ETFs do not seek to track the performance of a particular market index. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. As a result, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay or receive significantly more or less than the value of the ETF’s underlying portfolio when they purchase or sell their ETF shares, respectively.
In addition, there may be times when it will purchase shares or receive shares of MSCI EAFE ETFs in order to settle its option positions. The adviser will not normally maintain such positions for an extended period.
The section titled “The Fund’s Main Investment Risks — Exchange-Traded Fund (ETF) and Other Investment Company Risk” in the Summary Prospectus and Prospectus will be deleted in its entirety and replaced with:
Exchange-Traded Fund (ETF) and Other Investment Company Risk. A Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF, although, for investments by a Fund in underlying J.P. Morgan ETFs, the adviser has agreed to waive Fund fees and expenses in an amount equal to those charged by the underlying J.P. Morgan ETFs. A Fund is subject to the risks associated with the ETF’s or investment company’s investments. The price and movement of an ETF or closed‑end fund designed to track an index may not track the index and may result in a loss. In addition, ETFs and closed‑end investment companies may trade at a price above (premium) or below (discount) their NAV, especially during periods of significant market volatility or stress, causing investors to pay or receive significantly more or less than the value of the ETF’s underlying portfolio when they purchase or sell their ETF shares, respectively. Certain ETFs or closed‑end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. In addition, the adviser’s authority to allocate investments among J.P. Morgan ETFs and unaffiliated investment companies creates conflicts of interest. For example, investing in J.P. Morgan ETFs will cause the adviser and/or its affiliates to increase assets under management or support particular investment strategies or J.P. Morgan ETFs. The Adviser also has a conflict with respect to the timing of investments, such as an incentive not to withdraw a Fund’s investment from a J.P. Morgan ETF in order to avoid or delay the withdrawal’s adverse impact on the underlying fund. These conflicts of interest are discussed further in the “Conflicts of Interest” section.

JPMorgan International Hedged Equity Laddered Overlay ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan International Hedged Equity Laddered Overlay ETF
(the “Fund”)
Supplement dated October 15, 2026
to the current Summary Prospectus and Prospectus, as supplemented
Effective immediately, the following will replace the seventh paragraph of the “What are the Fund’s main investment strategies?” section of the Summary Prospectus:
The Fund may invest in ETFs in order to gain exposure to particular asset classes. These other ETFs may be within the same group of investment companies (J.P. Morgan ETFs) or managed by unaffiliated investment advisers (unaffiliated ETFs). The other ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. The price movement of passively managed ETFs may not track the underlying index and may result in a loss. Actively managed ETFs do not seek to track the performance of a particular market index. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. As a result, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay or receive significantly more or less than the value of the ETF’s underlying portfolio when they purchase or sell their ETF shares, respectively.
In addition, there may be times when it will purchase shares or receive shares of MSCI EAFE ETFs in order to settle its option positions. The adviser will not normally maintain such positions for an extended period.
The section titled “The Fund’s Main Investment Risks — Exchange-Traded Fund (ETF) and Other Investment Company Risk” in the Summary Prospectus and Prospectus will be deleted in its entirety and replaced with:
Exchange-Traded Fund (ETF) and Other Investment Company Risk. A Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF, although, for investments by a Fund in underlying J.P. Morgan ETFs, the adviser has agreed to waive Fund fees and expenses in an amount equal to those charged by the underlying J.P. Morgan ETFs. A Fund is subject to the risks associated with the ETF’s or investment company’s investments. The price and movement of an ETF or closed‑end fund designed to track an index may not track the index and may result in a loss. In addition, ETFs and closed‑end investment companies may trade at a price above (premium) or below (discount) their NAV, especially during periods of significant market volatility or stress, causing investors to pay or receive significantly more or less than the value of the ETF’s underlying portfolio when they purchase or sell their ETF shares, respectively. Certain ETFs or closed‑end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. In addition, the adviser’s authority to allocate investments among J.P. Morgan ETFs and unaffiliated investment companies creates conflicts of interest. For example, investing in J.P. Morgan ETFs will cause the adviser and/or its affiliates to increase assets under management or support particular investment strategies or J.P. Morgan ETFs. The Adviser also has a conflict with respect to the timing of investments, such as an incentive not to withdraw a Fund’s investment from a J.P. Morgan ETF in order to avoid or delay the withdrawal’s adverse impact on the underlying fund. These conflicts of interest are discussed further in the “Conflicts of Interest” section.